TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Statutory tax rate	23.00%	23.00%	24.00%
Corporate statutory tax rate on 2018		23.00%
Duration of tax benefits limitation, option one minimum	2 years
Uniform tax rate				16.00%
Withholding tax	20.00%
Tax rate for preferred enterprises	16.00%
Undistributed earnings	$ 3,229
Unrecognized deferred tax liability	437
Unrecognized tax benefits, accrued penalties and interest	295	$ 193
Penalties and interest expense	$ 102	$ 86
Minimum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	10.00%
Distribution of dividends from the above mentioned tax exempt income	10.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	25.00%
Distribution of dividends from the above mentioned tax exempt income	25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate				9.00%
TCJA [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate			21.00%
TCJA [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate			35.00%
Special technological preferred enterprise [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	6.00%
Technological preferred enterprise[Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate	4.00%
Tax rate derving from intellectual property	12.00%
Technological preferred enterprise[Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	7.50%